Performance Management	Sep. 30, 2025
First Trust Merger Arbitrage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index and the Bloomberg US Aggregate Bond Index. The S&P 500 Index has been included as the primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of the Bloomberg US Aggregate Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, https://www.FirstTrustCapital.com, or by calling the Fund at 1-877-779-1999. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index and the Bloomberg US Aggregate Bond Index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	4.29%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(2.19)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	4.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(2.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for Period Ended December 31, 2025	One Year	Five Years	Ten Years
Class I Shares – Return Before Taxes	6.06%	4.55%	3.92%
Class I Shares – Return After Taxes on Distributions(1)	3.64%	2.60%	2.60%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares(1)	3.64%	2.72%	2.53%
Class A Shares – Return Before Taxes	0.89%	2.99%	2.98%
Class C Shares – Return Before Taxes(2)	4.02%	3.46%	2.83%
S&P 500 Index(3) (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index(4) (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

(1)    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

(2)    Class C shares commenced operations on January 31, 2024. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

(3)    The S&P 500 Index is a market-cap-weighted index that includes 500 of the top companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index.

(4)    The Bloomberg US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.FirstTrustCapital.com
Performance Availability Phone [Text]	1-877-779-1999
First Trust Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg US Aggregate Bond Index and the 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of the 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, https://www.FirstTrustCapital.com, or by calling the Fund at 1-877-779-1999. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund commenced operations and acquired the assets and liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust, on December 16, 2016. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to December 16, 2016 reflect the performance of the Predecessor Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg US Aggregate Bond Index and the 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	9.23%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(14.53)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	9.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(14.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2025	One Year	Five Years	Ten Years
Class I Shares – Return Before Taxes	6.61%	4.98%	4.57%
Class I Shares – Return After Taxes on Distributions(1)	4.01%	3.26%	3.09%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares(1)	3.90%	3.11%	2.97%
Class A Shares – Return Before Taxes	1.57%	3.61%	3.73%
Class C Shares – Return Before Taxes(2)	4.57%	3.89%	3.48%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(3)	7.30%	(0.36)%	2.01%
50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(3)	12.64%	6.99%	8.50%

(1)    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

(2)    Class C shares commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

(3)    The 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index consists of a 50/50 blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index. The S&P 500 Index is a market-cap-weighted index that includes a representative sample of 500 of the top leading companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index. The Bloomberg US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.FirstTrustCapital.com
Performance Availability Phone [Text]	1-877-779-1999